Gain (loss) on long-term investments	12 Months Ended
May 31, 2020
Gain Loss On Longterm Investments [Abstract]
Gain (loss) on long-term investments
27.	Gain (loss) on long-term investments

Gain (loss) on long-term investments for the year ended May 31, 2020 is comprised of:

Investment	Proceeds	Opening fair value / cost	Gain (loss) on disposal	Change in fair value	Total
Level 1 on fair value hierarchy
Althea Group Holdings Ltd.	$14,802	$7,105	$7,697	$—	$7,697
National Access Cannabis Corp.	2,532	7,147	(4,615)	—	(4,615)
Rapid Dose Therapeutics Inc.	139	228	(89)	—	(89)
Fire & Flower Inc.	8,760	13,413	(4,653)	—	(4,653)
Long-term investments (Note 13)	—	—	—	(30,908)	(30,908)

For the year ended May 31, 2020	26,233	27,893	(1,660)	(30,908)	(32,568)